CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Restricted cash	$ 30,302,580	¥ 208,345,389		¥ 12,614,745
Allowance for doubtful accounts of accounts receivable and contract assets	32,174,142	221,213,326	$ 25,568,998	175,799,647
Loans at fair value	4,860,318	33,417,119		667,838,880
Prepaid expenses and other current assets	16,754,103	115,192,835		82,099,649
Payable to investors at fair value of the Consolidated Trusts				667,080,871
Guarantee liabilities	3,039,517	20,898,201	$ 79,291,548	545,169,033
Financial guarantee derivative, liabilities				53,260,916
Short-term bank borrowings	28,797,906	198,000,000
Accrued payroll and welfare	13,593,764	93,463,926		77,772,326
Other tax payable	19,508,264	134,129,068		105,948,089
Income tax payable	45,413,165	312,238,213		401,331,806
Deposit payable to channel cooperators	19,495,629	134,042,199		134,262,319
Accrued expenses and other liabilities	25,991,051	178,701,474		¥ 137,328,364
Deferred tax liabilities	$ 6,898,052	¥ 47,427,564
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized (in shares) | shares	1,000,000,000	1,000,000,000	500,000,000	500,000,000
Common shares, shares issued (in shares) | shares	303,614,298	303,614,298	280,087,342	280,087,342
Common shares, shares outstanding (in shares) | shares	303,614,298	303,614,298	280,087,342	280,087,342
Consolidated Trusts
Restricted cash	$ 707,075	¥ 4,861,491		¥ 12,614,745
Loans at fair value	4,860,318	33,417,119		667,838,880
Prepaid expenses and other current assets	43,063	296,080		11,105,628
Payable to investors at fair value of the Consolidated Trusts				667,080,871
Other tax payable	$ 41,388	284,564		3,586,212
Accrued expenses and other liabilities				19,394,527
Consolidated VIEs
Payable to investors at fair value of the Consolidated Trusts		0		667,080,871
Guarantee liabilities		19,297,718		545,169,033
Financial guarantee derivative, liabilities		0		53,260,916
Short-term bank borrowings		198,000,000		0
Accrued payroll and welfare		23,329,971		20,655,199
Other tax payable		95,184,938		95,368,838
Income tax payable		93,611,597		270,342,567
Deposit payable to channel cooperators		0		134,262,319
Accrued expenses and other liabilities		117,547,625		132,525,198
Deferred tax liabilities		¥ 47,145,390		¥ 0